Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock issued to ESOP	14,618	28,634	32,765
Common Stock [Member]
Common stock issued to ESOP	14,618	28,634	32,765
Common stock issued through dividend reinvestment	4,304	7,915	2,883
Cash dividends (in Dollars per share)	0.84	0.73	1.09